Corporate transactions - (Loss) gain attaching to corporate transactions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Corporate transactions
Gain (loss) attaching to corporate transactions	$ 62	$ (56)
Loss arising on reinsurance	(35)	(38)
Total gain (loss) attaching to corporate transactions	27	(94)
Jackson
Corporate transactions
Gain on reduction of investments	$ 60	0
Costs associated with the separation		(28)
Payment for the termination of loss of office		$ (28)